NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (5,828)	$ (23,676)	$ (3,913)
Denominator:
Weighted average shares outstanding-Basic	36,027	35,881	35,556
Potentially dilutive ordinary share equivalents-stock options and restricted stock
Weighted average shares outstanding-Diluted	36,027	35,881	35,556
Net loss per share Basic	$ (0.16)	$ (0.66)	$ (0.11)
Net loss per share Diluted	$ (0.16)	$ (0.66)	$ (0.11)